Discontinued Operations And Other Dispositions (Sale of Joint Venture) (Table) (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 29, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Note receivable			$ 275.0	$ 224.0
Pre-tax gain on sale of unconsolidated joint venture			$ 0.0	$ 229.8	$ 0.0
Apex
Schedule of Equity Method Investments [Line Items]
Cash, including $66.6 of dividends received during 2013 prior to the closing of the sale	$ 758.6
Note receivable	38.5
Total fair value of consideration received	797.1
Less: book value of investment in unconsolidated joint venture	545.6
Less: other related costs and expenses	21.7
Pre-tax gain on sale of unconsolidated joint venture	229.8	$ 230.0
Income tax expense	86.2
After-tax gain on sale of unconsolidated joint venture	$ 143.6	$ 144.0